UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance-Atlanta Capital Bond Fund                                                                                 as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 3.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	$203	$201,534
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	22	21,776
Total Asset Backed Securities (identified cost, $225,162)		$223,310

Corporate Bonds & Notes — 15.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$261,805
Countrywide Home Loan, 5.625%, 7/15/09	250	252,168
Emerson Electric, 7.125%, 8/15/10	200	212,352
Verizon Global Funding Corp., 7.375%, 9/1/12	250	273,649
Total Corporate Bonds & Notes (identified cost, $978,482)		$999,974

Collateralized Mortgage Obligations — 24.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Countrywide Home Loan, Series 2006-J2, Class A3, 6.00%, 4/25/36	$156	$157,303
Federal Home Loan Morgage Corp., Series 2689, Class PC, 4.00%, 9/15/15	210	203,553
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	5	5,306
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	107	106,641
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	83	82,378
Federal Home Loan Mortgage Corp., Series 2707, Class PD, 5.00%, 11/15/17	100	98,264
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	160	159,078
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	47	46,662
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	144	141,914
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	79	73,089

1

Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	$343	$340,096
Prime Mortgage Trust, Series 2006-1, Class 2A4, 6.00%, 6/25/36	56	55,881
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	140	138,745
Total Collateralized Mortgage Obligations (identified cost, $1,645,910)		$1,608,910

Mortgage-Backed Securities — 26.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Pool #G01857, 5.00%, 10/1/33	$166	$160,977
Federal Home Loan Mortgage Corp., Pool #G08067, 5.00%, 7/1/35	45	43,829
Federal National Mortgage Assn., Pool #190341, 5.00%, 9/1/18	149	147,430
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	213	205,497
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	166	155,847
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	293	282,636
Federal National Mortgage Assn., Pool #725584, 5.00%, 7/1/34	175	169,315
Federal National Mortgage Assn., Pool #725705, 5.00%, 8/1/34	85	81,721
Federal National Mortgage Assn., Pool #735222, 5.00%, 2/1/35	226	218,589
Federal National Mortgage Assn., Pool #735899, 5.50%, 10/1/35	154	152,482
Federal National Mortgage Assn., Pool #793257, 5.00%, 12/1/34	106	102,655
Total Mortgage-Backed Securities (identified cost, $1,748,331)		$1,720,978

U.S. Government Agencies — 10.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., 4.75%, 1/19/16	$175	$172,377
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	200,556
Federal National Mortgage Assn., 4.375%, 9/15/12	265	257,794
Federal National Mortgage Assn., 5.00%, 3/15/16	75	75,317
Total U.S. Government Agencies (identified cost, $712,723)		$706,044

2

U.S. Treasury Obligations — 5.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 3.875%, 2/15/13	$100	$95,738
U.S. Treasury Note, 4.75%, 5/15/14	150	150,434
U.S. Treasury Note, 4.875%, 2/15/12	42	42,397
U.S. Treasury Strip, 0.00%, 5/15/09	95	84,988
Total U.S. Treasury Obligations (identified cost, $372,147)		$373,557

Short-Term Investments — 10.0%

	Principal
	Amount
Security	(000’s omitted)	Value
US Treasury Bill, 4.83%, 1/11/07	$250	$249,598
US Treasury Bill, 4.878%, 4/5/07	400	394,960
Total Short-Term Investments (amortized cost, $644,558)		$644,558
Total Investments — 97.0% (identified cost $6,327,313)		$6,277,331
Other Assets, Less Liabilities — 3.0%		$197,269
Net Assets — 100.0%		$6,474,600

The Fund did not have any open financial instruments at December 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at December 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,353,314
Gross unrealized appreciation	$28,302
Gross unrealized depreciation	(104,285)
Net unrealized depreciation	$(75,983)

3

Eaton Vance-Atlanta Capital Large-Cap Growth Fund  as of December 31, 2006 (Unaudited)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Large-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At December 31, 2006, the value of the Fund’s investment in the Portfolio was $28,607,457 and the Fund owned approximately 99.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Portfolio                                                                                                                      as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.	9,000	$562,680
		$562,680
Beverages — 4.2%
Coca Cola Co. (The)	11,000	$530,750
PepsiCo, Inc.	11,000	688,050
		$1,218,800
Biotechnology — 3.6%
Amgen, Inc. (1)	9,200	$628,452
Genentech, Inc. (1)	5,000	405,650
		$1,034,102
Capital Markets — 5.5%
Bank of New York Co., Inc. (The)	15,000	$590,550
Merrill Lynch & Co., Inc.	7,200	670,320
SEI Investments Co.	5,500	327,580
		$1,588,450
Chemicals — 2.4%
Air Products and Chemicals, Inc.	10,000	$702,800
		$702,800
Commercial Banks — 1.5%
Wachovia Corp.	7,400	$421,430
		$421,430
Communications Equipment — 6.0%
Cisco Systems, Inc. (1)	41,000	$1,120,530
Motorola, Inc.	28,600	588,016
		$1,708,546
Computer Peripherals — 1.1%
Apple Computer, Inc. (1)	3,700	$313,908
		$313,908
Consumer Finance — 4.6%
American Express Co.	9,000	$546,030
Capital One Financial Corp.	5,500	422,510
SLM Corp.	7,000	341,390
		$1,309,930
Diversified Financial Services — 1.7%
Citigroup, Inc.	9,000	$501,300
		$501,300

1

Electrical Equipment — 3.4%
Cooper Industries, Inc.	4,000	$361,720
Emerson Electric Co.	14,000	616,980
		$978,700
Electronic Equipment & Instruments — 2.1%
CDW Corp.	5,000	$351,600
Molex, Inc.	8,000	253,040
		$604,640
Energy Equipment & Services — 4.2%
Baker Hughes, Inc.	8,500	$634,610
National-Oilwell Varco, Inc. (1)	9,300	568,974
		$1,203,584
Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	11,000	$581,570
CVS Corp.	13,000	401,830
Sysco Corp.	8,000	294,080
		$1,277,480
Health Care Equipment & Supplies — 8.4%
Biomet, Inc.	9,100	$375,557
DENTSPLY International, Inc.	14,400	429,840
Medtronic, Inc.	15,500	829,405
St. Jude Medical, Inc. (1)	9,500	347,320
Varian Medical Systems, Inc. (1)	9,000	428,130
		$2,410,252
Household Products — 4.4%
Colgate-Palmolive Co.	6,500	$424,060
Procter & Gamble Co.	13,000	835,510
		$1,259,570
Industrial Conglomerates — 5.4%
3M Co.	5,000	$389,650
General Electric Co.	31,000	1,153,510
		$1,543,160
Insurance — 3.7%
AFLAC, Inc.	13,000	$598,000
American International Group, Inc.	6,600	472,956
		$1,070,956
Internet Software & Services — 1.5%
eBay, Inc. (1)	14,000	$420,980
		$420,980

2

IT Services — 4.3%
Automatic Data Processing, Inc.	8,000	$394,000
Cognizant Technology Solutions Corp., Class A (1)	3,500	270,060
First Data Corp.	10,331	263,647
Fiserv, Inc. (1)	6,000	314,520
		$1,242,227
Machinery — 1.4%
Dover Corp.	8,400	$411,768
		$411,768
Media — 1.0%
Omnicom Group, Inc.	2,700	$282,258
		$282,258
Multiline Retail — 3.8%
Kohl’s Corp. (1)	7,800	$533,754
Target Corp.	10,000	570,500
		$1,104,254
Office Electronics — 1.2%
Zebra Technologies Corp., Class A (1)	10,000	$347,900
		$347,900
Oil, Gas & Consumable Fuels — 2.1%
Apache Corp.	9,000	$598,590
		$598,590
Pharmaceuticals — 3.7%
Abbott Laboratories	8,000	$389,680
Johnson & Johnson	10,200	673,404
		$1,063,084
Semiconductors & Semiconductor Equipment — 2.9%
Linear Technology Corp.	16,000	$485,120
Texas Instruments, Inc.	12,000	345,600
		$830,720
Software — 2.4%
Microsoft Corp.	23,500	$701,710
		$701,710
Specialty Retail — 3.6%
Lowe’s Companies, Inc.	16,000	$498,400
Staples, Inc.	20,000	534,000
		$1,032,400
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	4,000	$396,120
		$396,120

3

Total Common Stocks (identified cost $22,817,701)	$28,142,299
Total Investments — 98.0% (identified cost $22,817,701)	$28,142,299
Other Assets, Less Liabilities — 2.0%	$586,204
Net Assets — 100.0%	$28,728,503

(1)          Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$22,862,160
Gross unrealized appreciation	$5,621,913
Gross unrealized depreciation	(341,774)
Net unrealized appreciation	$5,280,139

4

Eaton Vance-Atlanta Capital Small-Cap Fund (1) as of December 31, 2006 (Unaudited)

Eaton Vance-Atlanta Capital Small-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Small-Cap Portfolio (2) (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At December 31, 2006, the value of the Fund’s investment in the Portfolio was $22,494,129 and the Fund owned approximately 90.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

(1)          Effective January 1, 2007, Eaton Vance-Atlanta Capital Small-Cap Fund will change its name to Eaton Vance-Atlanta Capital SMID-Cap Fund.

(2)          Effective January 1, 2007, Small-Cap Portfolio will change its name to SMID-Cap Portfolio.

Small-Cap Portfolio (1)                                                                                                               as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.4%

Security	Shares	Value
Air Freight & Logistics — 1.6%
Forward Air Corp.	13,700	$396,341
		$396,341
Airlines — 1.8%
SkyWest, Inc.	18,000	$459,180
		$459,180
Automobiles — 0.9%
Winnebago Industries	6,800	$223,788
		$223,788
Building Products — 1.0%
Simpson Manufacturing Co., Inc.	7,900	$250,035
		$250,035
Capital Markets — 2.3%
Affiliated Managers Group, Inc. (2)	5,400	$567,702
		$567,702
Commercial Banks — 7.6%
Capital City Bank Group, Inc.	13,500	$476,550
PrivateBancorp, Inc.	9,000	374,670
Seacoast Banking Corp. of Florida	19,000	471,200
UCBH Holdings, Inc.	20,000	351,200
Westamerica Bancorporation	4,500	227,835
		$1,901,455
Commercial Services & Supplies — 8.0%
ABM Industries, Inc.	14,500	$329,295
Adesa, Inc.	14,100	391,275
Advisory Board Co., (The) (2)	5,500	294,470
Brady Corp., Class A	9,300	346,704
FTI Consulting, Inc. (2)	11,000	306,790
McGrath Rentcorp	10,500	321,615
		$1,990,149
Containers & Packaging — 1.9%
AptarGroup, Inc.	8,000	$472,320
		$472,320
Diversified Consumer Services — 3.0%
Bright Horizons Family Solutions, Inc. (2)	7,500	$289,950
Matthews International Corp., Class A	11,700	460,395
		$750,345

Diversified Financial Services — 2.4%
Financial Federal Corp.	20,000	$588,200
		$588,200
Electric Utilities — 1.0%
ALLETE, Inc.	5,133	$238,890
		$238,890
Electrical Equipment — 2.7%
Genlyte Group, Inc. (The) (2)	8,600	$671,746
		$671,746
Electronic Equipment & Instruments — 3.7%
National Instruments Corp.	14,000	$381,360
Scansource, Inc. (2)	18,000	547,200
		$928,560
Energy Equipment & Services — 1.8%
Hydril Co. (2)	6,000	$451,140
		$451,140
Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	12,000	$282,600
Ruddick Corp.	8,400	233,100
		$515,700
Food Products — 1.0%
Tootsie Roll Industries, Inc.	7,700	$251,790
		$251,790
Gas Utilities — 1.7%
Energen Corp.	4,200	$197,148
Piedmont Natural Gas Co., Inc.	8,600	230,050
		$427,198
Health Care Equipment & Supplies — 6.5%
ICU Medical, Inc. (2)	11,300	$459,684
Mentor Corp.	7,500	366,525
Meridian Bioscience, Inc.	15,500	380,215
Young Innovations, Inc.	12,500	416,250
		$1,622,674
Health Care Providers & Services — 7.4%
CorVel Corp. (2)	4,950	$235,471
inVentiv Health, Inc. (2)	8,000	282,800
Landauer, Inc.	11,000	577,170
Owens & Minor, Inc.	13,000	406,510
PSS World Medical, Inc. (2)	17,500	341,775
		$1,843,726

Hotels, Restaurants & Leisure — 6.5%
Ambassadors Group, Inc.	11,000	$333,850
Applebee’s International, Inc.	10,500	259,035
IHOP Corp.	5,000	263,500
International Speedway Corp., Class A	6,700	341,968
Sonic Corp. (2)	18,000	431,100
		$1,629,453
Industrial Conglomerates — 1.0%
Raven Industries, Inc.	9,000	$241,200
		$241,200
Insurance — 5.6%
Alfa Corp.	15,500	$291,555
Midland Co.	9,000	377,550
RLI Corp.	13,000	733,460
		$1,402,565
Media — 2.0%
Harte-Hanks, Inc.	17,900	$496,009
		$496,009
Oil, Gas & Consumable Fuels — 2.1%
Berry Petroleum Co.	10,000	$310,100
Holly Corp.	4,400	226,160
		$536,260
Real Estate Investment Trusts (REITs) — 1.4%
Universal Health Realty Income Trust	9,100	$354,718
		$354,718
Semiconductors & Semiconductor Equipment — 1.0%
Varian Semiconductor Equipment Associates, Inc. (2)	5,750	$261,740
		$261,740
Software — 11.1%
ANSYS, Inc. (2)	13,500	$587,115
FactSet Research Systems, Inc.	14,000	790,720
Fair Isaac Corp.	5,800	235,770
Jack Henry & Associates, Inc.	20,200	432,280
Kronos, Inc. (2)	11,200	411,488
Manhattan Associates, Inc. (2)	10,000	300,800
		$2,758,173
Specialty Retail — 3.3%
Aaron Rents, Inc.	22,000	$633,160
Sally Beauty Holdings, Inc. (2)	25,500	198,900
		$832,060

Total Common Stocks (identified cost $16,383,081)	$23,063,117
Total Investments — 92.4% (identified cost $16,383,081)	$23,063,117
Other Assets, Less Liabilities — 7.6%	$1,893,831
Net Assets — 100.0%	$24,956,948

(1)	Effective January 1, 2007, Small-Cap Portfolio will change its name to SMID-Cap Portfolio.
(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,566,433
Gross unrealized appreciation	$6,560,825
Gross unrealized depreciation	(64,141)
Net unrealized appreciation	$6,496,684

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	February 26, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 26, 2007